Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of summary of option activity
	2017
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	47,488	$15.65
Granted	—	—
Exercised	(16,021)	15.65
Forfeited or expired	(400)	15.65

Outstanding, end of year	31,067	$15.65	4.25	$508,567

Exercisable, end of year	29,282	$15.65	4.25	$479,346

	2016
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, beginning of year	61,120	$15.65
Granted	—	—
Exercised	(13,532)	15.65
Forfeited or expired	(100)	15.65

Outstanding, end of year	47,488	$15.65	5.25	$681,453

Exercisable, end of year	25,653	$15.65	5.25	$368,121

Schedule of summary of the status of nonvested shares
	December 31, 2017
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	21,835	$4.34
Granted	—	—
Vested	(19,650)	4.34
Forfeited	(400)	4.34

Nonvested, end of year	1,785	$4.34

	December 31, 2016
	Shares	Weighted- Average Grant- Date Fair Value

Nonvested, beginning of year	42,085	$4.34
Granted	—	—
Vested	(20,150)	4.34
Forfeited	(100)	4.34

Nonvested, end of year	21,835	$4.34